Stralem Equity Fund
RISK/RETURN SUMMARY
Investment Objective
The investment objective of Stralem Equity Fund (the “Fund”) is long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Stralem Equity Fund Institutional Class
Redemption Fee (on shares redeemed within 60 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Stralem Equity Fund Institutional Class
Management Fees	0.90%
Distribution (12b-1) Fees	none
Other Expenses	0.31%
Total Annual Fund Operating Expenses	1.21%
Less: Management Fee Reductions and Expense Reimbursements	(0.23%)	[1]
Total Annual Fund Operating Expenses after Management Fee Reductions and Expense Reimbursements	0.98%
[1]	Stralem & Company Incorporated (the "Adviser") has agreed contractually to reduce Management Fees and/or reimburse Fund expenses until at least March 1, 2017 in order to limit Total Annual Fund Operating Expenses, (excluding brokerage costs, taxes, interest, Acquired Fund Fees and Expenses and extraordinary expenses) to 0.98% of the Fund's average daily net assets. Under the terms of this agreement, the Adviser may recover from the Fund any Management Fee reductions and expense reimbursements for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause the Fund's Total Annual Fund Operating Expenses (excluding brokerage costs, taxes, interest, Acquired Fund Fees and Expenses and extraordinary expenses) to exceed the agreed upon limits. This arrangement terminates automatically if the Adviser ceases to serve as investment adviser to the Fund.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and you then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and takes into account the Adviser’s contractual arrangement to maintain the Fund’s expenses at the agreed upon level until March 1, 2017 . Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Stralem Equity Fund | Institutional Class | USD ($)	100	361	643	1,446

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its assets in equity securities of companies with a market capitalization of $4 billion or greater. Stralem & Company Incorporated (the “Adviser”) selects securities of S&P 500 Index companies using a structural framework that forms the foundation of the Adviser’s investment philosophy. This framework generally consists of investing in stocks in what the Adviser categorizes as two sectors:

• “Up Market” Companies: Companies that the Adviser believes are fundamentally solid growth companies. This sector is comprised of three categories of stocks that, in the Adviser’s view, typically lead the market when the market is rising: New Industries, New Products and Dominant Firms.

• “Down Market” Companies: Companies that the Adviser believes are strong cash flow companies. This sector is comprised of two categories of stocks that have, in the Adviser’s opinion, historically preserved capital in a down market: Low Ratio of Price/Cash Flow and High Dividend Yield.

The Adviser adjusts the balance between Up Market companies and Down Market companies, and the balance among categories in each sector, depending on the Adviser’s assessment of where the market lies with respect to the current market cycle. In general, the Adviser expects that at least half of the Fund’s portfolio securities will be maintained in Up Market Companies. By adjusting the allocation between Up Market and Down Market companies during the phases of the market cycle, the Adviser seeks to grow capital in rising markets and preserve capital during declining markets.

The Adviser takes a bottom-up approach to stock selection and focuses most of its research efforts on security selection within the structural framework. The Adviser uses fundamental analysis and proprietary quantitative analytical tools to identify securities for acquisition or sale, determine sector and category weights and implement risk controls. When researching purchase candidates, the Adviser seeks to identify companies meeting certain criteria including: industry leadership, consistent earnings growth, predictable cash flows, above-average profit margins and strong balance sheets. Once a security is deemed a purchase candidate, it is ultimately selected based on its fit within the structural framework.

Principal Risks of Investing

As with all mutual funds, investing in the Fund involves certain risks. There is no guarantee that the Fund will meet its investment objective or that the Fund will perform as in the past. You may lose money if you invest in the Fund.

The Fund may use various investment techniques, some of which involve greater amounts of risk. To reduce risk, the Fund is subject to certain limitations and restrictions, which are described in the Statement of Additional Information (“SAI”). The Fund intends to comply with the diversification requirements of federal tax law as necessary to qualify as a regulated investment company.

Risks of Investing in the Fund — The following risks apply to an investment in the Fund:

• Market Risk: The market value of a security may go up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth more or less than it was at the time of purchase. Market risk may apply to individual securities, a particular sector or the entire stock market.

• Adviser Risk: Fund management affects Fund performance. The Fund may lose money if the Adviser’s investment strategy does not achieve the Fund’s objective or the Adviser does not implement the strategy properly.

• Equity Risk: The value of an equity security will fluctuate with events affecting the company’s profitability or volatility. Unlike debt securities, which have a preference to a company’s earnings and cash flow, equity securities receive value only after the company meets its other obligations. These fluctuations may cause a security to be worth more or less than it was at the time of purchase.

• Non-diversified Risk: The Fund is non-diversified, which means that it may invest in a relatively small number of stocks. To the extent that the Fund invests in a small number of issuers, the Fund’s performance may be substantially affected by an increase or decrease in the value of any one security in the Fund’s portfolio.

Performance Summary

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund. The bar chart shows the changes in the performance of the Fund from year to year for each full calendar year over the last 10 years. The performance table compares the performance of the Fund over the stated periods with a broad measure of market performance (the Standard & Poor’s Composite 500 Index (“S&P 500 Index”)). Absent any fee reductions and/or expense reimbursements, performance would have been lower. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available at www.stralemfund.com or by calling the Fund at 1-866-822-9555.

Annual Total Returns

During the period shown in the bar chart, the Fund’s highest quarterly return was 14.79% (for the quarter ended September 30, 2009) and the lowest quarterly return was -18.54% (for the quarter ended December 31, 2008).

Average Annual Total Returns (for periods ended December 31, 2015 )

The performance table below shows how the Fund’s average annual total returns compare with those of the S&P 500 Index. The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Stralem Equity Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Institutional Class	1.23%	10.26%	6.22%	5.11%	Jan. 18, 2000
Institutional Class | Return After Taxes on Distributions	(7.28%)	7.09%	4.57%	3.99%	Jan. 18, 2000
Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares	7.81%	8.17%	5.00%	4.11%	Jan. 18, 2000
S&P 500 Index	1.38%	12.57%	7.31%	4.13%	Jan. 18, 2000